UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: August 31, 2025

Item 1. Reports to Stockholders.

Clockwise Core Equity & Innovation ETF Tailored Shareholder Report

annual shareholder report August 31, 2025

Clockwise Core Equity & Innovation ETF

Ticker: TIME (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the Clockwise Core Equity & Innovation ETF (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.clockwisefunds.com. You can also request this information by contacting us at 866‑864‑3968 or by writing to the Clockwise Core Equity & Innovation ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Clockwise Core Equity & Innovation ETF	$138	1.31%

Cumulative Performance

(Initial Investment of $10,000)

Clockwise Core Equity & Innovation ETF - $14,455
S&P 500® Total Return Index - $15,768
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
$6,000
1/27/2022
5/31/2022
10/31/2022
3/31/2023
8/31/2023
1/31/2024
6/30/2024
11/30/2024
4/30/2025
8/31/2025

Annual Performance

Average Annual Returns for the Periods Ended August 31, 2025:	1 Year	3 Year	Since Inception (1/27/22)
Clockwise Core Equity & Innovation ETF - at NAV	11.39%	23.62%	10.80%
S&P 500® Total Return Index	15.88%	19.54%	13.52%

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund returned 11.39%, compared to 15.88% for the S&P 500® Total Return Index.

The reporting period was characterized by continued enthusiasm around artificial intelligence and renewed monetary easing. Market activity was driven by U.S. sovereign investments in semiconductor companies, multi-billion-dollar datacenter agreements, and international commitments to expand technology spending in the United States. Meanwhile, the Federal Reserve maintained a dovish stance despite ongoing inflation concerns. The resulting combination of optimism in technology and accommodative policy, alongside elevated retail participation and record margin usage, led to major indices reaching historically high valuation levels.

What Factors Influenced Performance

While performance has been strong, we view current risk-reward dynamics as balanced. Several factors may have constrained upsides, including (1) slowing earnings momentum among large-cap technology firms, (2) increasing credit risk in corporate and sovereign debt amid rising delinquency rates, (3) market valuations exceeding prior cycle peaks despite moderating growth, (4) uncertainty surrounding the sustainability and transparency of recent large technology transactions, and (5) aggressive rate-cut expectations through 2026 despite persistent inflation and renewed tariff risks.

Positioning

• Rebalancing between longer-duration technology holdings and shorter-duration defensive sectors

• Adding select small-cap exposure positioned to benefit from lower rates

• Implementing systematic hedges following gains in top performers

• Increasing income exposure via preferred securities and dividend-paying equities

• Reducing position concentration to limit idiosyncratic risk

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.clockwisefunds.com for more recent performance information.

Clockwise Core Equity & Innovation ETF Tailored Shareholder Report

Key Fund Statistics

(as of August 31, 2025)

Fund Size (Thousands)	$20,108
Number of Holdings	40
Total Advisory Fee	$213,855
Portfolio Turnover Rate	1555%

What did the Fund invest in?

(as of August 31, 2025)

Sector/Security Type - Investments

(% of total net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilites.

Top Ten Holdings	(% of net assets)
Strategy, Inc., 10.00%, Perpetual	6.0
Spotify Technology SA	5.1
Apple, Inc.	5.1
Netflix, Inc.	5.0
Newmont Mining Corp.	4.9
NVIDIA Corp.	4.2
UnitedHealth Group, Inc.	4.1
Upstart Holdings, Inc.	3.2
CoreWearve, Inc.	3.2
Strategy, Inc., 8.00%, Perpetual	3.1

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.clockwisefunds.com.

Fund Changes

Effective August 13, 2025, the following changes were made to the Fund's prospectus:

The fifth paragraph of the section titled “Principal Investment Strategies” was deleted and replaced with strategy updates.

The Fund will invest, under normal circumstances, at least 80% of its net assets plus the amount of borrowings for investment purposes, in equity securities, including common stocks, partnership interests, and other equity investments or ownership interests in business enterprises. Equity securities also include other ETFs that invest substantially in, or that provide substantial long or short exposure to, equity securities, including through leverage. In addition, the Fund may invest up to 95% of its net assets in such securities. The Fund's ETF investments may include traditional ETFs, inverse ETFs, and leveraged ETFs. The Fund's investments will include small-, medium-, and large-capitalization companies. the Fund as a target will invest between 5% and 20% of the Fund's portfolio in fixed income securities including short-term treasuries, money markets, and other cash equivalents. The Fund may maintain a higher percentage of the Fund's assets in such investments under extreme conditions.

To the sections titled "Principal Investment Risks" and "Principal Risks of Investing in the Fund" a disclosure was added outlining both the general underlying ETF risks and those of Leveraged and Inverse ETFs.

Effective August 14, 2025, the first sentence of the section titled “Inverse (short) ETFs and Leveraged ETFs” in the Fund's SAI is deleted and replaced with the following sentence: The Fund may invest in inverse ETFs and leveraged ETFs.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. David Norris is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Clockwise Core Equity & Innovation ETF

	FYE 8/31/2025	FYE 8/31/2024
( a ) Audit Fees	$13,000	$15,500
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	$3,000
( d ) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 8/31/2025	FYE 8/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 8/31/2025	FYE 8/31/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Javier Marquina, Michelle McDonough, and David Norris.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

August 31, 2025

Tidal Trust II

Clockwise Core Equity & Innovation ETF	| TIME | NYSE Arca, Inc.

Clockwise Core Equity & Innovation ETF

Schedule of Investments	Clockwise Core Equity & Innovation ETF

August 31, 2025

COMMON STOCKS - 82.2%	Shares	Value
Aerospace & Defense - 4.3%
Boeing Co.(a)	1,806	$423,832
General Electric Co.	1,592	438,118
		861,950

Apparel - 3.0%
Nike, Inc. - Class B	7,706	596,213

Auto Manufacturers - 3.0%
Tesla, Inc.(a)	1,806	602,969

Computers - 5.1%
Apple, Inc.	4,388	1,018,630

Cosmetics & Personal Care - 2.9%
The Procter & Gamble Co.	3,750	588,900

Diversified Financial Services - 5.2%
Upstart Holdings, Inc.(a)	8,712	638,415
Visa, Inc. - Class A	1,168	410,879
		1,049,294

Electric - 5.0%
NextEra Energy, Inc.	5,548	399,733
The Southern Co.	4,356	402,059
Vistra Corp.	1,062	200,835
		1,002,627

Healthcare - Services - 4.1%
UnitedHealth Group, Inc.	2,656	823,015

Internet – 21.1%
Amazon.com, Inc.(a)	2,651	607,079
Chewy, Inc.- Class A(a)	14,980	613,581
Mercadolibre, Inc.(a)	158	390,720
Meta Platforms, Inc.- Class A	544	401,853
Netflix, Inc.(a)	829	1,001,639
PDD Holdings, Inc.(a)	1,806	217,117
Spotify Technology SA(a)	1,499	1,022,138
		4,254,127

Investment Companies - 1.0%
Riot Platforms, Inc. (a)	14,768	203,208

Machinery - Construction & Mining - 1.0%
GE Vernova, Inc.	318	194,924

Mining - 7.1%
Freeport-McMoRan, Inc.	9,986	443,379
Newmont Corp.	13,173	980,071
		1,423,450

The accompanying notes are an integral part of these financial statements.	1

Schedule of Investments	Clockwise Core Equity & Innovation ETF

August 31, 2025

Oil & Gas - 1.0%
ConocoPhillips	2,124	210,212

Pipelines - 3.0%
Cheniere Energy, Inc.	2,511	607,210

Retail – 2.8%
Dollar General Corp.	3,300	358,908
Walmart, Inc.	2,000	193,960
		552,868

Semiconductors – 6.5%
Broadcom, Inc.	36	10,706
Micron Technology, Inc.	3,718	442,479
NVIDIA Corp.	4,886	851,044
		1,304,229

Software - 6.1%
CoreWeave, Inc.(a)	6,162	634,933
Microsoft Corp.	1,174	594,854
		1,229,787
TOTAL COMMON STOCKS (Cost $15,445,057)		16,523,613

PREFERRED STOCKS – 9.1%
Software – 9.1%
Strategy, Inc., 8.00%, Perpetual	6,710	632,753
Strategy, Inc., 10.00%, Perpetual	10,804	1,196,111
TOTAL PREFERRED STOCKS (Cost $1,871,067)		1,828,864

EXCHANGE TRADED FUNDS - 7.4%
Direxion Daily Semiconductors Bear 3x Shares	27,000	192,780
ProShares UltraPro Short Dow30	11,368	431,416
ProShares UltraPro Short QQQ	24,016	431,087
ProShares UltraPro Short S&P 500	28,441	428,037
TOTAL EXCHANGE TRADED FUNDS (Cost $1,526,424)		1,483,320

REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.1%
Kilroy Realty Corp.	5,236	217,765
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $194,144)		217,765

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 4.22%(b)	48,156	48,156
TOTAL MONEY MARKET FUNDS (Cost $48,156)		48,156

TOTAL INVESTMENTS - 100.0% (Cost $19,084,848)		20,101,718
Other Assets in Excess of Liabilities - 0.0%(c)		5,943
TOTAL NET ASSETS - 100.0%		$20,107,661

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of August 31, 2025.
(c)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.	2

Statement of Assets and Liabilities	Clockwise Core Equity & Innovation ETF

August 31, 2025

ASSETS:
Investments, at value (Note 2)	$20,101,718
Receivable for fund shares sold	1,183,375
Receivable for investments sold	944,004
Dividends receivable	7,396
Dividend tax reclaims receivable	73
Total assets	22,236,566

LIABILITIES:
Payable for investments purchased	2,112,203
Payable to adviser (Note 5)	16,702
Total liabilities	2,128,905
NET ASSETS	$20,107,661

NET ASSETS CONSISTS OF:
Paid-in capital	$18,917,465
Total distributable earnings	1,190,196
Total net assets	$20,107,661

Net assets	$20,107,661
Shares issued and outstanding(a)	850,000
Net asset value per share	$23.66

COST:
Investments, at cost	$19,084,848

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.	3

Statement of Operations	Clockwise Core Equity & Innovation ETF

For the Year Ended August 31, 2025

INVESTMENT INCOME:
Dividend income	$331,836
Less: Dividend withholding taxes	(1,313)
Less: Issuance fees	(70)
Total investment income	330,453

EXPENSES:
Investment advisory fee (Note 5)	213,855
Income tax expense(a)	81,022
Total expenses	294,877
NET INVESTMENT INCOME	35,576

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	456,740
In-kind redemptions	2,910,926
Net realized gain (loss)	3,367,666

Net change in unrealized appreciation (depreciation) on:
Investments	(1,597,410)

Net change in unrealized appreciation (depreciation)	(1,597,410)
Net realized and unrealized gain (loss)	1,770,256

NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM
OPERATIONS	$1,805,832

(a)	Tax expense is excise tax.

The accompanying notes are an integral part of these financial statements.	4

Statements of Changes in Net Assets	Clockwise Core Equity & Innovation ETF

	Year ended	Year ended
	August 31, 2025	August 31, 2024
OPERATIONS:
Net investment income (loss)	$35,576	$78,977
Net realized gain (loss)	3,367,666	4,835,300
Net change in unrealized appreciation (depreciation)	(1,597,410)	1,540,940
Net increase (decrease) in net assets from operations	1,805,832	6,455,217

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(4,885,906)	(3,313,500)
Total distributions to shareholders	(4,885,906)	(3,313,500)

CAPITAL TRANSACTIONS:
Shares sold	19,203,350	6,284,233
Shares redeemed	(18,129,027)	(4,565,881)
Net increase (decrease) in net assets from capital transactions	1,074,323	1,718,352

NET INCREASE (DECREASE) IN NET ASSETS	(2,005,751)	4,860,069

NET ASSETS:
Beginning of the year	22,113,412	17,253,343
End of the year	$20,107,661	$22,113,412

SHARES TRANSACTIONS
Shares sold	675,000	250,000
Shares redeemed	(650,000)	(175,000)
Total increase (decrease) in shares outstanding	25,000	75,000

The accompanying notes are an integral part of these financial statements.	5

Financial Highlights	Clockwise Core Equity & Innovation ETF

For a share outstanding throughout the periods presented

				Period ended
	Year ended August 31,			August 31,
	2025	2024	2023	2022(a)
PER SHARE DATA:

Net asset value, beginning of period	$26.80	$23.00	$19.13	$25.00

INVESTMENT OPERATIONS:
Net investment income (loss)(b)(c)	0.04	0.10	(0.02)	(0.05)
Net realized and unrealized gain (loss) on investments(d)	3.05	8.12	3.89	(5.82)
Total from investment operations	3.09	8.22	3.87	(5.87)

LESS DISTRIBUTIONS FROM:
Net investment income	(4.96)	(4.40)	—	—
Net realized gains	(1.27)	(0.02)	—	—
Total distributions	(6.23)	(4.42)	—	—
Net asset value, end of period	$23.66	$26.80	$23.00	$19.13

TOTAL RETURN(e)	11.39%	40.79%	20.23%	-23.48%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$20,108	$22,113	$17,253	$4,782
Ratio of expenses to average net assets(f)(g)	1.31%	0.95%	0.95%	0.95%
Ratio of tax expenses to average net assets(f)	0.36%	—%	—%	—%
Ratio of operational expenses to average net assets excluding tax expense(f)(g)	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets(f)(g)	0.16%	0.40%	(0.05)%	(0.51)%
Portfolio turnover rate(e)(h)	1,555%	648%	283%	54%

(a)	Inception date of the Fund was January 27, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange-traded funds in which the Fund invests.
(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange-traded funds in which the Fund invests.
(h)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.	6

Notes to the Financial Statements	Clockwise Core Equity & Innovation ETF

August 31, 2025

NOTE 1 – ORGANIZATION

The Clockwise Core Equity & Innovation ETF (the “Fund”) is a non-diversified series of Tidal Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Fund and Clockwise Capital LLC (“Clockwise” or the “Sub-Adviser”), serves as investment sub-adviser to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”. The Fund reorganized into the Trust as of end of business day June 21, 2024. The Predecessor Fund commenced operations on January 27, 2022.

The investment objective of the Fund is to seek long-term growth of capital.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (the “NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Fund is open for business.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

Notes to the Financial Statements	Clockwise Core Equity & Innovation ETF

August 31, 2025

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$16,523,613	$—	$—	$16,523,613
Preferred Stocks	1,828,864	—	—	1,828,864
Exchange Traded Funds	1,483,320	—	—	1,483,320
Real Estate Investment Trusts	217,765	—	—	217,765
Money Market Funds	48,156	—	—	48,156
Total Investments	$20,101,718	$—	$—	$20,101,718

Refer to the Schedule of Investments for further disaggregation of investment categories.

B.	Federal Income Taxes. The Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, the Fund is subject to a 4% excise tax that is imposed if the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund’s fiscal year). The Fund generally intends to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Fund may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Fund and are available to supplement future distributions. Tax expense is disclosed in the Statement of Operations, if applicable.

As of August 31, 2025, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.

C.	Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Notes to the Financial Statements	Clockwise Core Equity & Innovation ETF

August 31, 2025

D.	Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Fund are declared and paid at least annually. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

E.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.	Share Valuation. The net asset value (“NAV”) per Share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for the Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the NYSE Arca, Inc. (the “Exchange”) is closed for trading.

G.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.	Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

I.	Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per Share. These differences are primarily due to adjustments for redemptions in-kind and non-deductible excise tax. For the year ended August 31, 2025, the following adjustments were made:

Paid-In Capital	Total Distributable Earnings

$2,434,592	$(2,434,592)

NOTE 3 – REORGANIZATION APPROVAL

At a meeting held on March 12 and 13, 2024, the Board of the Predecessor Fund approved an Agreement and Plan of Reorganization (the “Reorganization”) between the Trust, on behalf of the Fund, and the Capitol Series Trust, on behalf of the Predecessor Fund. The Reorganization provided for the transfer of all of the assets of the Predecessor Fund to the Fund and the assumption of the liabilities (other than any excluded liabilities) of the Predecessor Fund by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The Fund was created to carry out the reorganization and has substantially similar investment objectives and substantially similar principal investment strategies as the Predecessor Fund. Costs incurred by the Fund in connection with the reorganization were paid by the Sub-Adviser and Adviser. The reorganization was effective after the close of business on June 21, 2024.

Notes to the Financial Statements	Clockwise Core Equity & Innovation ETF

August 31, 2025

The following table illustrates the specifics of the reorganization of the Predecessor Fund into the Fund:

Predecessor Fund Net Assets	Shares Issued to Shareholders of Predecessor Fund	Fund Net Assets	Combined Net Assets(a)	Tax Status of Transfer
$22,971,707	850,000	$22,971,707	$22,971,707	Non-taxable

(a)Includes accumulated net investment income, accumulated realized losses and unrealized appreciation in the amounts of $(30,907), $13,219,466, and $3,153,004, respectively. Includes cost and market value of securities in the amounts of $19,770,982 and $22,923,987, respectively.

NOTE 4 – PRINCIPAL INVESTMENT RISKS

Sector Risk. The Sub-Adviser may allocate more of the Fund’s investments to a particular sector or sectors in the market, including the following sectors: Industrials, Consumer Discretionary, Consumer Staples, Health Care, Financials, Information Technology, Communications, Utilities and Real Estate. If the Fund invests a significant portion of its total assets in a certain sector or certain sectors, its investment portfolio will be more susceptible to the financial, economic, business, and political developments that affect those sectors than a fund that is more diversified.

●	Communications Sector Risk. The Fund may be more affected by the performance of the communications sector than a fund with less exposure to such sector. Communication companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communications sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication company’s profitability.

●	Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and global economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on their profitability relative to other sectors. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.

●	Consumer Staples Sector Risk. Consumer staples companies are subject to government regulation affecting their products which may negatively impact such companies performance. For instance, government regulations may affect the permissibility of using various food additives and production methods of companies that make food products, which could affect company profitability. Also, the success of food, beverage, household and personal product companies may be strongly affected by consumer interest, marketing campaigns and other factors affecting supply and demand, including performance of the overall domestic and global economy, interest rates, competition and consumer confidence and spending.

Notes to the Financial Statements	Clockwise Core Equity & Innovation ETF

August 31, 2025

●	Financial Sector Risk. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets.

●	Health Care Sector Risk. The health care sector may be affected by government regulations and government health care programs, restrictions on government reimbursement for medical expenses, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many health care companies are: (i) heavily dependent on patent protection and intellectual property rights and the expiration of a patent may adversely affect their profitability; (ii) subject to extensive litigation based on product liability and similar claims; and (iii) subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many health care products and services may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, and delays or failure to receive such approvals may negatively impact the business of such companies.

●	Industrial Sector Risk. Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Transportation securities, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs. Aerospace and defense companies, another component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, such companies are heavily influenced by governmental spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets.

●	Information Technology Sector Risk. The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment, among other things. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.

●	Real Estate Sector Risk. The Fund’s assets may be concentrated in the real estate sector, which means the Fund will be more affected by the performance of the real estate sector than a fund that is more diversified. An investment in a real estate company may be subject to risks similar to those associated with direct ownership of real estate, including, by way of example, the possibility of declines in the value of real estate, losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, environmental liability, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. Some real property companies have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.

Notes to the Financial Statements	Clockwise Core Equity & Innovation ETF

August 31, 2025

●	Utilities Sector Risk. Investments in the utilities sector at times may be limited to a relatively small number of issuers. Such investments may therefore be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. As an example of these risks, companies in the telecommunications and electric utilities industries have experienced substantial changes in the amount and type of regulation at the state and federal levels. While creating opportunities for some companies, it also has increased uncertainty for others with respect to future revenues and earnings. This trend may continue for some time and increased share price volatility may result. In addition, utilities companies may be significantly affected by government regulation, supply and demand of services or fuel, availability of financing, tax laws and regulations and environmental issues.

Underlying ETF Risks.

General. The Fund will incur higher and duplicative expenses due to its investments in other ETFs. By investing in another ETF, the Fund becomes a shareholder of that ETF and bears its proportionate share of the ETF’s fees and expenses. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying ETFs as the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. The underlying ETFs may be less liquid than other investments, and thus their share values more volatile than the values of the investments they hold. Investments in underlying ETFs are also subject to the “ETF Risks” described herein.

Leveraged and Inverse ETFs. Leveraged and Inverse ETFs expose the Fund to all of the risks that traditional ETFs present. All Leveraged and Inverse ETFs rely to some degree, often extensively, on derivatives to seek to achieve their objectives and, thus, the Fund is indirectly exposed to derivatives risk through its investments in Leveraged and Inverse ETFs. Further, investments in Leveraged and Inverse ETFs are subject to the risk that the performance of such ETF will not correlate with the reference asset as intended. Leveraged and Inverse ETFs often “reset” daily, meaning that they are designed to achieve their stated objectives on a daily basis. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance (or inverse of the performance) of their reference asset during the same period of time. This effect can be magnified in volatile markets. Consequently, these investment vehicles may be extremely volatile and can potentially expose the Fund to complete loss of its investment.

Equity Market Risk. By virtue of the Fund’s investments in equity securities, the Fund is exposed to common stocks which subjects the Fund to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Fund. The Fund is subject to the above principal risks, as well as other principal risks which may adversely affect the Fund’s NAV, trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks.”

NOTE 5 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance.

Notes to the Financial Statements	Clockwise Core Equity & Innovation ETF

August 31, 2025

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of the Fund at the annualized rate of 0.95%. Out of the Investment Advisory Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”), and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the year ended August 31, 2025, are disclosed in the Statement of Operations.

The Sub-Adviser serves as investment sub-adviser to the Fund, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. For its services, the Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.04% of the Fund’s average daily net assets (the “Sub-Advisory Fee”). The Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Fund, except for the Sub-Advisory Fee payable to the Sub-Adviser and Excluded Expenses. For assuming the payment obligations for the Fund, the Adviser has agreed to pay the Sub-Adviser the profits, if any, generated by the Fund’s Investment Advisory Fees, less a contractual fee retained by the Adviser. Expenses incurred by the Fund and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. Tidal is also entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Fund. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

Notes to the Financial Statements	Clockwise Core Equity & Innovation ETF

August 31, 2025

NOTE 6 – SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Fund has evaluated its business activities and determined that it operates as a single reportable segment.

The Fund’s investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker (“CODM”). The Principal Financial Officer is responsible for assessing the Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates the Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Fund does not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Fund primarily generates income through dividends, interest, and realized/unrealized gains on its investment portfolio. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Fund does not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the year ended August 31, 2025, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were $330,527,446 and $334,847,155, respectively.

For the year ended August 31, 2025, there were no purchases or sales of long-term U.S. government securities.

For the year ended August 31, 2025, in-kind transactions associated with creations and redemptions for the Fund were as follows:

Purchases	Sales and Maturities

$17,503,562	$15,936,365

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the fiscal year ended August 31, 2025 and the prior fiscal year ended August 31, 2024, were as follows:

Distributions paid from:	August 31, 2025	August 31, 2024
Ordinary Income	$3,898,664	$3,300,075
Long-Term Capital Gains	987,242	13,425
Total	$4,885,906	$3,313,500

As of the fiscal year ended August 31, 2025, the components of distributable earnings on a tax basis were as follows:

Investments, at cost(a)	$20,413,637
Gross tax unrealized appreciation	1,214,775
Gross tax unrealized depreciation	(1,526,694)
Net tax unrealized appreciation (depreciation)	(311,919)
Undistributed ordinary income (loss)	1,111,864
Undistributed long-term capital gain (loss)	390,251
Total distributable earnings	1,502,115
Other accumulated gain (loss)	—
Total distributable earnings	$1,190,196

(a)	The difference between book and tax-basis unrealized appreciation was attributable primarily to the treatment of wash sales.

Notes to the Financial Statements	Clockwise Core Equity & Innovation ETF

August 31, 2025

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of the Fund’s next taxable year. As of the fiscal year ended August 31, 2025, the Fund had not elected to defer any post-October or late-year losses.

As of the fiscal year ended August 31, 2025, the Fund did not have long-term or short-term capital loss carryovers.

NOTE 9 – SHARES TRANSACTIONS

Shares of the Fund are listed and traded on the Exchange. Market prices for the Shares may be different from their NAV. The Fund issues and redeems Shares on a continuous basis at NAV generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of Shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Fund for transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of Shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

Notes to the Financial Statements	Clockwise Core Equity & Innovation ETF

August 31, 2025

NOTE 10 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and Sub-Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 11 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Fund’s financial statements.

Report of Independent Registered Public Accounting Firm	Clockwise Core Equity & Innovation ETF

August 31, 2025

To the Shareholders of Clockwise Core Equity & Innovation ETF and

Board of Trustees of Tidal Trust II

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Clockwise Core Equity & Innovation ETF (the “Fund”), a series of Tidal Trust II, as of August 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial highlights for the year or period ended August 31, 2023, and prior, were audited by other auditors whose report dated October 27, 2023, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Tidal Investments LLC investment companies since 2020.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

October 30, 2025

Other Non-Audited Information	Clockwise Core Equity & Innovation ETF

August 31, 2025

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the year ended August 31, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Clockwise Core Equity & Innovation ETF	4.19%

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended August 31, 2025, was as follows:

Clockwise Core Equity & Innovation ETF	4.29%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distribution under Internal Revenue Section 871(k)(2)(c) for the year ended August 31, 2025, was as follows:

Clockwise Core Equity & Innovation ETF	98.44%

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Filed herewith.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	November 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	November 7, 2025

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	November 7, 2025

* Print the name and title of each signing officer under his or her signature.